INVESTMENT INCOME - SUMMARY OF NET INVESTMENT INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Net investment income	$ 68.3	$ 55.7	$ 49.2
Fixed maturities
Net Investment Income [Line Items]
Gross Investment Income	59.7	46.4	39.8
Affiliated dividends
Net Investment Income [Line Items]
Gross Investment Income	8.0	6.7	8.2
Mortgage loans
Net Investment Income [Line Items]
Gross Investment Income	0.6	0.6	0.6
Policy loans
Net Investment Income [Line Items]
Gross Investment Income	3.1	2.9	2.2
Cash and short-term instruments
Net Investment Income [Line Items]
Gross Investment Income	0.5	1.8	1.3
Investment expense and other
Net Investment Income [Line Items]
Investment expense and other	(3.2)	(2.7)	(3.7)
Amortization of IMR
Net Investment Income [Line Items]
Amortization of IMR	$ (0.4)	$ 0.0	$ 0.8